SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2025
SEGMENT REPORTING
Schedule of financial information of single operating segment

	For the Years Ended
	September 30,
	2025	2024	2023
Revenues	$9,805,037	$10,101,647	$11,089,528
Cost of revenues	(7,564,622)	(7,786,717)	(8,729,856)
Shares issued for compensation	(3,063,600)	—	—
Amortization of deferred stock compensation	(2,091,864)	—	—
Amortization and depreciation	(315,259)	(52,971)	(134,786)
Impairment charges	(1,250,000)	—	—
Research and development expenses	(1,678,110)	(2,515,015)	(567,809)
Other operating expenses	(4,775,893)	(1,035,775)	(1,270,374)
(Loss) income from operations	(10,934,311)	(1,288,831)	386,703
Interest (expense) income, net	(147,900)	209	(4,558)
Other income (expense), net	129,079	(14,791)	37,415
(Loss) income before income taxes	(10,953,132)	(1,303,413)	419,560
Income tax benefit (expense)	86,736	(86,311)	(257,331)
Net (loss) income	(10,866,396)	(1,389,724)	162,229